INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The following table presents the provision (benefit) for income taxes:

	Year Ended December 31,
	2017	2016	2015
Current
Federal	$(10)	$16	$26
State and local	337	326	84
Total current provision	327	342	110
Deferred
Federal	3,376	89	(3,576)
State and local	(191)	8	(189)
Total deferred provision	3,185	97	(3,765)
Total provision (benefit) for income taxes	$3,512	$439	$(3,655)

Reconciliation of Statutory to Effective Tax Rate
The table below provides a reconciliation of our provision for income taxes, based on the statutory rate of 35%, to the effective tax rate.

	Year Ended December 31,
	2017	2016	2015
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
Non-taxable REIT (loss)	(32.19)%	(35.16)%	(30.87)%
State and local taxes	0.61%	(0.39)%	0.16%
Change in federal tax rate	18.87%	—%	—%
Other	0.06%	(0.06)%	(0.06)%
Effective income tax rate	22.35%	(0.61)%	4.23%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of our deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2017	2016
Deferred tax assets:
Prepaid fees and rent	$790	$1,816
Net operating loss	4,050	4,386
Deferred rent	949	3,129
Tax credits	42	42
Other	99	113
Total deferred tax assets	5,930	9,486
Less valuation allowance	—	—
Net deferred tax assets	5,930	9,486
Deferred tax liabilities:
Depreciation and amortization	455	826
Total deferred tax liabilities	455	826
Total net deferred tax assets	$5,475	$8,660